SHAREHOLDERS' EQUITY - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 27, 2023 USD ($) $ / shares	Aug. 31, 2023 USD ($) shares	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($) shares	Aug. 31, 2023 € / shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 € / shares shares	Aug. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Stock repurchase program, authorized amount						$ 2,490,054
Cancellation of treasury shares		$ 0
Dividends		$ (2,827,394)	$ (2,457,306)	$ (2,236,094)
Subsequent Event [Member]
Class of Stock [Line Items]
Dividends payable, amount per share (in dollars per share) | $ / shares	$ 1.29
Treasury stock acquired repurchase additional approved authorization value	$ 4,000,000
Treasury stock acquired repurchase authorization value	$ 6,490,054
Treasury Shares
Class of Stock [Line Items]
Cancellation of treasury shares (in shares) | shares		8,828,496		10,263,000
Cancellation of treasury shares		$ 2,595,281		$ 2,105,666
Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares) | shares						40,000	40,000	40,000
Ordinary shares, par value (in euros per share) | € / shares					€ 1		€ 1.00
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares) | shares						20,000,000,000	20,000,000,000	20,000,000,000
Ordinary shares, par value (in euros per share) | $ / shares						$ 0.0000225		$ 0.0000225
Common Stock, Voting Rights		one
Class A Ordinary Shares | Common Stock
Class of Stock [Line Items]
Cancellation of treasury shares (in shares) | shares		8,828,000		10,263,000
Class X Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares) | shares						1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, par value (in euros per share) | $ / shares						$ 0.0000225		$ 0.0000225
Common Stock, Voting Rights		one
Restricted Share Units
Class of Stock [Line Items]
Shares issued (in shares) | shares		391,233
Restricted Share Units | Common Stock
Class of Stock [Line Items]
Dividends		$ 113,667	$ 103,502	$ 88,770